Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	32,324,460	25,916,292	29,663,947	19,145,164
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	10,188,506	6,834,406	10,133,506	6,837,606
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	22,135,954	16,739,136	19,530,441	12,307,558
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	0	2,342,750